Employee Benefit Plans - Summary of Balance Sheet Components (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Consolidated Balance Sheet for pension and other postretirement benefit plans
Noncurrent employee benefit plans	$ (4,082)	$ (4,357)
Pension Benefits | U.S.
Consolidated Balance Sheet for pension and other postretirement benefit plans
Deferred charges and other assets	31	26
Accrued liabilities	(145)	(210)
Noncurrent employee benefit plans	(1,141)	(1,587)
Net amount recognized at December 31	(1,255)	(1,771)
Pension Benefits | Int'l.
Consolidated Balance Sheet for pension and other postretirement benefit plans
Deferred charges and other assets	703	759
Accrued liabilities	(73)	(62)
Noncurrent employee benefit plans	(837)	(765)
Net amount recognized at December 31	(207)	(68)
Other Benefits
Consolidated Balance Sheet for pension and other postretirement benefit plans
Deferred charges and other assets	0	0
Accrued liabilities	(154)	(152)
Noncurrent employee benefit plans	(1,863)	(1,786)
Net amount recognized at December 31	$ (2,017)	$ (1,938)